CONTRACT LIABILITIES (Details Narrative)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Contract Liabilities
Revenue recognized, contract liabilities			$ 480,921	$ 1,344,342
Contract liabilities, revenue recognized	$ 664,230	$ 85,158	$ 480,921